Capital structure and financial items - Financial assets and liabilities - Financial Liabilities by Category (Details) - DKK (kr) kr in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial liabilities [line items]
Financial liabilities	kr 22,960	kr 20,877
Financial liabilities measured at fair value through the income statement
Disclosure of financial liabilities [line items]
Financial liabilities	2,024	309
Financial liabilities measured at fair value through the income statement | Derivative financial instruments
Disclosure of financial liabilities [line items]
Financial liabilities	2,024	309
Financial liabilities measured at amortised cost
Disclosure of financial liabilities [line items]
Financial liabilities	20,936	20,568
Financial liabilities measured at amortised cost | Current debt
Disclosure of financial liabilities [line items]
Financial liabilities	515	1,694
Financial liabilities measured at amortised cost | Trade payables
Disclosure of financial liabilities [line items]
Financial liabilities	6,756	5,610
Financial liabilities measured at amortised cost | Other liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	14,098	14,446
Financial liabilities measured at amortised cost | Other liabilities- less VAT and duties payable
Disclosure of financial liabilities [line items]
Financial liabilities	kr (433)	kr (1,182)